Short-term and Long-term Debt (Schedule of Short-term Debt) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-term Borrowings	¥ 472,588	¥ 451,451
Borrowings, mainly from banks [Member]
Short-term Borrowings	395,856	388,809
Commercial Paper [Member]
Short-term Borrowings	66,105	46,377
Borrowings from affiliates [Member]
Short-term Borrowings	¥ 10,627	¥ 16,265